Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	Total Lixiang Education Holding Co., Ltd. shareholders’ equity CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2021		¥ 14,690	¥ 30,508	¥ 181,849,003	¥ 59,971,836	¥ (12,542,667)	¥ (110,260,432)	¥ 119,062,938		¥ 119,062,938
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	21,667,000	45,000,000
Net loss for the year							(7,789,861)	(7,789,861)	(301,369)	(8,091,230)
Deemed shareholder's contribution				123,611,904				123,611,904		123,611,904
Contribution from non-controlling shareholders									850,000	850,000
Provision of statutory reserve					229,866		(229,866)
Foreign currency translation						18,057,155		18,057,155		18,057,155
Balance at Dec. 31, 2022		¥ 14,690	¥ 30,508	305,460,907	60,201,702	5,514,488	(118,280,159)	252,942,136	548,631	253,490,767
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	21,667,000	45,000,000
Net loss for the year							(126,630,648)	(126,630,648)	(359,218)	(126,989,866)
Issuance of ordinary shares		¥ 35,894		43,037,505				43,073,399		43,073,399
Issuance of ordinary shares (in Shares) | shares	[1]	50,000,000
Reversal of shareholder's deemed contribution				(17,455,572)				(17,455,572)		(17,455,572)
Offering costs				(1,216,965)				(1,216,965)		(1,216,965)
Withdrawal of non-controlling shareholders									(500,000)	(500,000)
Disposal Qingtian International School				3,726,595				3,726,595		3,726,595
Provision of statutory reserve					408,841		(408,841)
Foreign currency translation						2,970,553		2,970,553		2,970,553
Balance at Dec. 31, 2023		¥ 50,584	¥ 30,508	333,552,470	60,610,543	8,485,041	(245,319,648)	157,409,498	(310,587)	157,098,911
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	71,667,000	45,000,000
Net loss for the year							(24,627,666)	(24,627,666)	(74,367)	(24,702,033)	$ (3,384,165)
Deemed shareholder's contribution				9,546,392				9,546,392		9,546,392
Disposal of non-controlling interests									(255,999)	(255,999)
Foreign currency translation						3,809,859		3,809,859		3,809,859
Balance at Dec. 31, 2024		¥ 50,584	¥ 30,508	¥ 343,098,862	¥ 60,610,543	¥ 12,294,900	¥ (269,947,314)	¥ 146,138,083	¥ (640,953)	¥ 145,497,130	$ 19,933,025
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	71,667,000	45,000,000

[1]	Retrospectively reflect dual-class shares structure since November 18, 2024, excluding 200,000,000 authorized shares of a par value of US$0.0001 each of such class or classes which has not been determined (Note 11).